Investment Strategy	Mar. 21, 2025
YieldMaxTM MSTR Short Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect inverse exposure to the share price (i.e., the price returns) of the common stock of MicroStrategy Incorporated (“MSTR”). The Fund’s potential for gains from decreases in the share price of MSTR’s stock is limited. If the share price of the Underlying Security significantly decreases, the Fund will not fully benefit from the inverse of those decreases. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of strong market, economic, or other conditions and will not take temporary defensive positions during such periods. If the Underlying Security’s share price rises, the Fund’s potential losses will generally be limited to a level equal to 50% above the market gains. As a result, the Fund’s cap when the Underlying Security’s price increases may exceed the Fund’s potential gains from a price decline.

As further described below, the Fund uses a synthetic covered put strategy (the “standard strategy”) to provide income and indirect inverse exposure to the share price returns of the Underlying Security, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. Additionally, the Fund may employ an “alternative strategy,” whereby it may write (sell) credit put spreads when it anticipates significant short-term declines in the Underlying Security’s price (e.g., following substantial market rallies or adverse market developments). This alternative strategy allows the Fund to seek greater participation in price declines while maintaining income from net premiums.

The Fund not only seeks to generate income from its options investments but also aims to derive additional gains when the share price of the Underlying Security decreases. The Fund’s options contracts provide:

●	indirect inverse exposure to the share price returns of the Underlying Security,
●	current income from the option premiums, and
●	In the case of the Fund’s standard strategy, a limit on the Fund’s participation in gains, if any, arising from decreases in the share price of the Underlying Security.
●	In the case of the Fund’s alternative strategy, the opportunity to benefit from additional gains, if any, resulting from an Underlying ETF decreasing below the put spread’s lower strike (described below).

For more information, see sections “The Fund’s Use of Option Contracts” and “Synthetic Covered Put Strategy” below.

The Fund’s investment adviser is Tidal Investments LLC (“Tidal” or the “Adviser”).

Why invest in the Fund?

●	The Fund seeks to benefit when the share price of the Underlying Security decreases.

○	When the standard strategy is used, the Fund’s potential corresponding benefit from decreases in the share price of the Underlying Security is limited.

○	When the alternative strategy is used, the Fund may benefit from larger decreases experienced by the Underlying Security.

●	The Fund seeks to generate income at least monthly, which is not dependent on the price depreciation or appreciation of the Underlying Security.
●	The Fund seeks to manage potential losses (i.e., cap losses if the share price of the Underlying Security experiences significant gains) by purchasing out-of-the-money call options (further described below).

Although the Fund may not fully benefit from decreases in the Underlying Security’s share price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in the Underlying Security. Further, an Investment in the Fund differs from “short selling” or “shorting” the Underlying Security.

●	When the standard strategy is used, the Fund will cap its potential gains if the Underlying Security shares decrease in value.
●	The Fund’s strategy is subject to potential losses if the Underlying Security shares increase in value, which may not be offset by income received by the Fund or by the purchase of out-of-the-money call options (further described below).
●	The Fund does not invest directly in the Underlying Security.
●	The Fund does not directly short the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Option Contracts

As part of the Fund’s synthetic covered put strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the share price of the Underlying Security. The Fund will use European FLEX options, but may also use options that are exercisable at any time (i.e., American style options contracts).

See the section in the Fund’s Prospectus titled “Additional Information About the Fund” for an overview of put and call option terminology.

Synthetic Covered Put Strategy Overview

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered put” strategy using the standardized exchange-traded and FLEX options. The Fund uses a synthetic put strategy rather than a traditional one, utilizing Treasuries as collateral, to potentially achieve higher returns than those of the Underlying Security.

●	A traditional covered put strategy is an investment strategy where an investor (the Fund) sells a put option on an Underlying Security it is short.

●	A synthetic covered put strategy is similar to a traditional covered put strategy in that the investor sells a put option that is based on the value of the Underlying Security. However, in a synthetic covered put strategy, the investor (the Fund) does not actually short the Underlying Security, but rather seeks to synthetically replicate a short position in the Underlying Security (i.e., it seeks inverse exposure to the share price movements of the Underlying Security) through the use of various investment instruments.

The Fund’s synthetic covered put strategy consists of the following four elements, each of which is described in greater detail below:

●	Synthetic short exposure to the Underlying Security, which allows the Fund to seek to participate, on an inverse basis, in changes, up or down, to the price of the Underlying Security’s shares.

●	Covered put writing (where the Underlying Security put options are sold against the synthetic short portion of the strategy), which allows the Fund to generate income.

●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

●	Out-of-the money (“OTM”) call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

However, this loss capping works only if the Underlying Security’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase. The “strike price” is an agreed-upon price per share between a buyer and a seller at which the owner of a call or put option can exercise their contract and convert it into the Underlying Security.

Synthetic Covered Put Strategy

1.	Synthetic Short Exposure

To achieve a synthetic short exposure to the Underlying Security, the Fund may write (sell) the Underlying Security call options and, simultaneously, go long (buy) the Underlying Security put options to try to replicate inverse exposure to the share price movements of the Underlying Security. The put options purchased by the Fund and the call options sold by the Fund will generally have three-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The Fund uses the proceeds from selling call options to help pay for the purchased put options. The combination of the long put options and sold call options provides the Fund with investment exposure equal to approximately -100% of the Underlying Security’s share price changes for the duration of the applicable options exposure (i.e., the synthetic short position is expected to gain value when the share price of the Underlying Security decreases and to lose value when the share price of the Underlying Security increases).

2.	Options Strategies

Standard Strategy (Covered Put Strategy)

As part of its standard strategy, the Fund will write (sell) put option contracts on the Underlying Security to generate income. The put options written (sold) by the Fund will generally have an expiration of one month or less (the “Put Period”) and a strike price that is approximately 0%-15% below the then-current Underlying Security’s share price at the time of such sales.

It is important to note that the sale of the Underlying Security put option contracts will limit the Fund’s participation in decreases in the Underlying Security’s share price. If the share price of the Underlying Security decreases, the above-referenced synthetic short exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s share price decreases beyond the strike price of one or more of the sold (short) put option contracts, the Fund will lose money on those short put positions, and the losses will, in turn, limit the gains of the Fund’s synthetic short exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic short exposure to the Underlying Security and the sold (short) Underlying Security put positions) will limit the Fund’s participation in decreases in the Underlying Security’s share price beyond a certain point.

Alternative Strategy (Credit Put Spreads)

As part of its alternative strategy, the Fund may write (sell) credit put spreads (described below) rather than stand-alone put option contracts to seek greater participation in the potential decline of its Underlying Security’s share price, while still generating net premium income. The Adviser will primarily employ this alternative strategy when it believes that the share price of its Underlying Security is likely to decline significantly in the short term (e.g., following a substantial market rally or overall negative market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit put spreads may prove more advantageous to the Fund’s total return than the standard strategy.

The Fund’s put credit spread strategy involves selling a put option with a higher strike price and buying a put option with a lower strike price. This strategy is bullish and aims to generate income while managing downside risk. The Fund profits if the Underlying Security’s price remains above the strike price of the sold put option at expiration.

●	The sold put option allows the Fund to collect premium income, as long as the Underlying Security does not decline significantly.

●	The bought put option serves as a hedge, limiting potential losses of the sold puts if the Underlying Security’s price falls below its strike price.

●	Because the premium received (from the sold put) is greater than the premium paid (for the bought put), the Fund collects a net premium upfront.

How This Strategy Works With Out-of-the-Money Put Options

●	The sold put option generates premium income and benefits the Fund if the Underlying Security’s price remains above the strike price of the sold put.

●	The bought put option (which is out-of-the-money) provides downside protection by capping potential losses of the sold put if the Underlying Security experiences a significant decline.

This combination allows the Fund to generate income while maintaining a defined level of risk, as losses are capped by the bought put. The Fund’s maximum profit is the net premium received, which is realized if the Underlying Security’s price stays above the strike price of the sold put at expiration.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered put strategy.

4.	OTM Call Purchasing

The Fund purchases out-of-the-money (OTM) calls to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

OTM call options are a type of options contract where the strike price is set higher than the current market price of the underlying asset, referred to here as the Underlying Security. When the Fund buys these OTM call options, it is essentially setting a fixed price level. This level acts as a cap on the Fund’s potential losses that might arise from its indirect inverse exposure to the share price of the Underlying Security. However, this loss capping works only if the Underlying Security’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase.

For example, if the OTM call options have a strike price that is approximately 70% above the then-current share price of the Underlying Security at the time of the call purchase, and the share price of the Underlying Security increases by 60% during the term of the purchased OTM call options, the Fund will lose approximately 60% of its value. If instead, the share price of the Underlying Security increases by 80% during the term of the purchased OTM call options, the Fund’s losses will be capped at approximately 70%.

The Fund bears the costs of purchasing the OTM calls and such costs will decrease the Fund’s value and/or any income otherwise generated by the Fund’s investment strategy.

The Fund intends to maintain its synthetic covered put strategy through the use of options contracts. As the options contracts it holds are traded, exercised or expire, it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Distributions At Least Monthly

The Fund will seek to provide income at least monthly in the form of distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) put option contracts on the Underlying Security, as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of the Underlying Security shares, although other factors, including interest rates, will also impact the level of income.

●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

The Fund’s income from writing (selling) put option contracts on the Underlying Security will be partially offset (reduced) by the premiums paid for purchasing OTM call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMaxTM MSTR Short Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity	Primary Purpose of Holding
1. Short Exposure (synthetic short strategy)
Purchased put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide exposure to negative price returns of the Underlying Security.

		3-month to 6-month expiration dates	Combined with the sold call options, creates a synthetic short position on the Underlying Security.

YieldMaxTM MSTR Short Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity	Primary Purpose of Holding
1. Short Exposure (synthetic short strategy)
If the share price of the Underlying Security decreases, these options will generate corresponding increases to the Fund.
Sold call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased put options described above.

However, the sold call option contracts provide exposure to the full extent of any share price increases experienced by the Underlying Security.

		3-month to 6-month expiration dates	Combined with the purchased put options, creates a synthetic short position on the Underlying Security.
2-A. Standard Covered Put Options Strategy
Sold (short) put option contracts

The strike price is approximately 0%-15% below the then-current share price of the Underlying Security at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

		1-month or less expiration dates	Generate income for the Fund in the form of premiums, in return for capping the returns of the Fund’s synthetic short position.
2-B. Alternative Covered Credit Put Spread Options Strategy
Sold (short) put option contracts

The strike price is approximately 0%-15% below the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold put option contracts provide inverse exposure to the full extent of any declines in the value experienced by the Fund’s Underlying Security, minus the premium received.

		1-month or less expiration dates	Combined with the purchased put options (below), allow for greater participation in the potential decline of its Underlying Security’s share price (compared with the standard covered put options strategy), while still generating net premium income.
Purchased put option contracts

“out-of-the-money” (i.e., the strike price is below the strike price of the corresponding Alternative Strategy sold put).

Bought put option contracts provide exposure to the full extent of any declines in the value experienced by the Fund’s Underlying Security below the option’s strike price.

		1-month or less expiration dates	Combined with the sold put options (directly above), allow for greater participation in the potential decline of its Underlying Security’s share price (compared with the standard covered put options strategy), while still generating net premium income.
3. U.S. Treasuries
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

	6-month to 2-year maturities	Collateral for the options positions and some additional income.
4. OTM Call Purchasing
Purchased call option contracts

“out-of-the-money” (i.e., the strike price is above the then-current share price of the Underlying Security at the time of purchase).

They limit the Fund’s potential losses if the share price of the Underlying Security experiences significant gains. They represent a cost (debit) that will partially offset (reduce) the net premium received from the sale of the put options.

	1-month to 6-month expiration dates	Limit the maximum loss of the Fund’s synthetic short position.

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides indirect inverse investment exposure to the share price of Underlying Security equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to the performance of the Underlying Security.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

MicroStrategy Incorporated d/b/a Strategy (“MSTR”)

MSTR has two main strategies for its business operations. One is to acquire and hold bitcoin, while the other is to grow its enterprise analytics software business. MSTR is listed on the Nasdaq Global Select Market (“Nasdaq”). Per MSTR’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting common equity held by non-affiliates of MSTR (based on the last reported sale price of its class A common stock on June 28, 2024 on the Nasdaq Global Select Market) was approximately $23.499 billion.

MSTR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by MSTR pursuant to the Exchange Act can be located by reference to the SEC file number 000-24435 through the SEC’s website at www.sec.gov. In addition, information regarding MSTR may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of MicroStrategy Incorporated. The Fund has derived all disclosures contained in this document regarding MicroStrategy Incorporated from the publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to MicroStrategy Incorporated. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding MicroStrategy Incorporated is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MicroStrategy Incorporated (and therefore the price of WNTR at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning MicroStrategy Incorporated could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER, ARE NOT AFFILIATED WITH MICROSTRATEGY INCORPORATED.

Due to the Fund’s investment strategy, the Fund’s economic exposure is inversely related to the industry assigned to MSTR. As of the date of the Prospectus, MSTR is assigned to the software industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to the performance of the Underlying Security.
YieldMaxTM AMD Short Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect inverse exposure to the share price (i.e., the price returns) of Advanced Micro Devices, Inc.(“AMD”). The Fund’s potential for gains from decreases in the share price of AMD’s shares is limited. If the share price of the Underlying Security significantly decreases, the Fund will not fully benefit from the inverse of those decreases. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of strong market, economic, or other conditions and will not take temporary defensive positions during such periods. If the Underlying Security’s share price rises, the Fund’s potential losses will generally be limited to a level equal to 50% above the market gains. As a result, the Fund’s cap when the Underlying Security’s price increases may exceed the Fund’s potential gains from a price decline.

As further described below, the Fund uses a synthetic covered put strategy (the “standard strategy”) to provide income and indirect inverse exposure to the share price returns of the Underlying Security, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. Additionally, the Fund may employ an "alternative strategy," whereby it may write (sell) credit put spreads when it anticipates significant short-term declines in the Underlying Security’s price (e.g., following substantial market rallies or adverse market developments). This alternative strategy allows the Fund to seek greater participation in price declines while maintaining income from net premiums.

The Fund not only seeks to generate income from its options investments but also aims to derive additional gains when the share price of the Underlying Security decreases. The Fund’s options contracts provide:

●	indirect inverse exposure to the share price returns of the Underlying Security,
●	current income from the option premiums, and
●	In the case of the Fund’s standard strategy, a limit on the Fund’s participation in gains, if any, arising from decreases in the share price of the Underlying Security.
●	In the case of the Fund’s alternative strategy, the opportunity to benefit from additional gains, if any, resulting from an Underlying ETF decreasing below the put spread’s lower strike (described below).

For more information, see sections “The Fund’s Use of Option Contracts” and “Synthetic Covered Put Strategy” below.

The Fund’s investment adviser is Tidal Investments LLC (“Tidal” or the “Adviser”).

Why invest in the Fund?

●	The Fund seeks to benefit when the share price of the Underlying Security decreases.

○	When the standard strategy is used, the Fund’s potential corresponding benefit from decreases in the share price of the Underlying Security is limited.

○	When the alternative strategy is used, the Fund may benefit from larger decreases experienced by the Underlying Security.

●	The Fund seeks to generate income at least monthly, which is not dependent on the price depreciation or appreciation of the Underlying Security.
●	The Fund seeks to manage potential losses (i.e., cap losses if the share price of the Underlying Security experiences significant gains) by purchasing out-of-the-money call options (further described below).

Although the Fund may not fully benefit from decreases in the Underlying Security’s share price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in the Underlying Security. Further, an Investment in the Fund differs from “short selling” or “shorting” the Underlying Security.

●	When the standard strategy is used, the Fund will cap its potential gains if the Underlying Security shares decrease in value.
●	The Fund’s strategy is subject to potential losses if the Underlying Security shares increase in value, which may not be offset by income received by the Fund or by the purchase of out-of-the-money call options (further described below).
●	The Fund does not invest directly in the Underlying Security.
●	The Fund does not directly short the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Option Contracts

As part of the Fund’s synthetic covered put strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the share price of the Underlying Security. The Fund will use European FLEX options, but may also use options that are exercisable at any time (i.e., American style options contracts).

See the section in the Fund’s Prospectus titled “Additional Information About the Fund” for an overview of put and call option terminology.

Synthetic Covered Put Strategy Overview

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered put” strategy using the standardized exchange-traded and FLEX options. The Fund uses a synthetic put strategy rather than a traditional one, utilizing Treasuries as collateral, to potentially achieve higher returns than those of the Underlying Security.

●	A traditional covered put strategy is an investment strategy where an investor (the Fund) sells a put option on an Underlying Security it is short.

●	A synthetic covered put strategy is similar to a traditional covered put strategy in that the investor sells a put option that is based on the value of the Underlying Security. However, in a synthetic covered put strategy, the investor (the Fund) does not actually short the Underlying Security, but rather seeks to synthetically replicate a short position in the Underlying Security (i.e., it seeks inverse exposure to the share price movements of the Underlying Security) through the use of various investment instruments.

The Fund’s synthetic covered put strategy consists of the following four elements, each of which is described in greater detail below:

●	Synthetic short exposure to the Underlying Security, which allows the Fund to seek to participate, on an inverse basis, in changes, up or down, to the price of the Underlying Security’s shares.

●	Covered put writing (where the Underlying Security put options are sold against the synthetic short portion of the strategy), which allows the Fund to generate income.

●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

●	Out-of-the money (“OTM”) call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

However, this loss capping works only if the Underlying Security’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase. The “strike price” is an agreed-upon price per share between a buyer and a seller at which the owner of a call or put option can exercise their contract and convert it into the Underlying Security.

Synthetic Covered Put Strategy

1.	Synthetic Short Exposure

To achieve a synthetic short exposure to the Underlying Security, the Fund may write (sell) the Underlying Security call options and, simultaneously, go long (buy) the Underlying Security put options to try to replicate inverse exposure to the share price movements of the Underlying Security. The put options purchased by the Fund and the call options sold by the Fund will generally have three-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The Fund uses the proceeds from selling call options to help pay for the purchased put options. The combination of the long put options and sold call options provides the Fund with investment exposure equal to approximately -100% of the Underlying Security’s share price changes for the duration of the applicable options exposure (i.e., the synthetic short position is expected to gain value when the share price of the Underlying Security decreases and to lose value when the share price of the Underlying Security increases).

2.	Options Strategies

Standard Strategy (Covered Put Strategy)

As part of its standard strategy, the Fund will write (sell) put option contracts on the Underlying Security to generate income. The put options written (sold) by the Fund will generally have an expiration of one month or less (the “Put Period”) and a strike price that is approximately 0%-15% below the then-current Underlying Security’s share price at the time of such sales.

It is important to note that the sale of the Underlying Security put option contracts will limit the Fund’s participation in decreases in the Underlying Security’s share price. If the share price of the Underlying Security decreases, the above-referenced synthetic short exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s share price decreases beyond the strike price of one or more of the sold (short) put option contracts, the Fund will lose money on those short put positions, and the losses will, in turn, limit the gains of the Fund’s synthetic short exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic short exposure to the Underlying Security and the sold (short) Underlying Security put positions) will limit the Fund’s participation in decreases in the Underlying Security’s share price beyond a certain point.

Alternative Strategy (Credit Put Spreads)

As part of its alternative strategy, the Fund may write (sell) credit put spreads (described below) rather than stand-alone put option contracts to seek greater participation in the potential decline of its Underlying Security’s share price, while still generating net premium income. The Adviser will primarily employ this alternative strategy when it believes that the share price of its Underlying Security is likely to decline significantly in the short term (e.g., following a substantial market rally or overall negative market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit put spreads may prove more advantageous to the Fund’s total return than the standard strategy.

The Fund’s put credit spread strategy involves selling a put option with a higher strike price and buying a put option with a lower strike price. This strategy is bullish and aims to generate income while managing downside risk. The Fund profits if the Underlying Security’s price remains above the strike price of the sold put option at expiration.

●	The sold put option allows the Fund to collect premium income, as long as the Underlying Security does not decline significantly.

●	The bought put option serves as a hedge, limiting potential losses of the sold puts if the Underlying Security’s price falls below its strike price.

●	Because the premium received (from the sold put) is greater than the premium paid (for the bought put), the Fund collects a net premium upfront.

How This Strategy Works With Out-of-the-Money Put Options

●	The sold put option generates premium income and benefits the Fund if the Underlying Security’s price remains above the strike price of the sold put.

●	The bought put option (which is out-of-the-money) provides downside protection by capping potential losses of the sold put if the Underlying Security experiences a significant decline.

This combination allows the Fund to generate income while maintaining a defined level of risk, as losses are capped by the bought put. The Fund’s maximum profit is the net premium received, which is realized if the Underlying Security’s price stays above the strike price of the sold put at expiration.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered put strategy.

4.	OTM Call Purchasing

The Fund purchases out-of-the-money (OTM) calls to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

OTM call options are a type of options contract where the strike price is set higher than the current market price of the underlying asset, referred to here as the Underlying Security. When the Fund buys these OTM call options, it is essentially setting a fixed price level. This level acts as a cap on the Fund’s potential losses that might arise from its indirect inverse exposure to the share price of the Underlying Security. However, this loss capping works only if the Underlying Security’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase.

For example, if the OTM call options have a strike price that is approximately 70% above the then-current share price of the Underlying Security at the time of the call purchase, and the share price of the Underlying Security increases by 60% during the term of the purchased OTM call options, the Fund will lose approximately 60% of its value. If instead, the share price of the Underlying Security increases by 80% during the term of the purchased OTM call options, the Fund’s losses will be capped at approximately 70%.

The Fund bears the costs of purchasing the OTM calls and such costs will decrease the Fund’s value and/or any income otherwise generated by the Fund’s investment strategy.

The Fund intends to maintain its synthetic covered put strategy through the use of options contracts. As the options contracts it holds are traded, exercised or expire, it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Distributions At Least Monthly

The Fund will seek to provide income at least monthly in the form of distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) put option contracts on the Underlying Security, as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of the Underlying Security shares, although other factors, including interest rates, will also impact the level of income.

●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

The Fund’s income from writing (selling) put option contracts on the Underlying Security will be partially offset (reduced) by the premiums paid for purchasing OTM call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMaxTM AMD Short Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity	Primary Purpose of Holding
1. Short Exposure (synthetic short strategy)
Purchased put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide exposure to negative price returns of the Underlying Security.

If the share price of the Underlying Security decreases, these options will generate corresponding increases to the Fund.

		3-month to 6-month expiration dates	Combined with the sold call options, creates a synthetic short position on the Underlying Security.
Sold call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased put options described above.

However, the sold call option contracts provide exposure to the full extent of any share price increases experienced by the Underlying Security.

		3-month to 6-month expiration dates	Combined with the purchased put options, creates a synthetic short position on the Underlying Security.
2-A. Standard Covered Put Options Strategy
Sold (short) put option contracts

The strike price is approximately 0%-15% below the then-current share price of the Underlying Security at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

		1-month or less expiration dates	Generate income for the Fund in the form of premiums, in return for capping the returns of the Fund’s synthetic short position.
2-B. Alternative Covered Credit Put Spread Options Strategy
Sold (short) put option contracts

The strike price is approximately 0%-15% below the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold put option contracts provide inverse exposure to the full extent of any declines in the value experienced by the Fund’s Underlying Security, minus the premium received.

		1-month or less expiration dates	Combined with the purchased put options (below), allow for greater participation in the potential decline of its Underlying Security’s share price (compared with the standard covered put options strategy), while still generating net premium income.
Purchased put option contracts

“out-of-the-money” (i.e., the strike price is below the strike price of the corresponding Alternative Strategy sold put).

Bought put option contracts provide exposure to the full extent of any declines in the value experienced by the Fund’s Underlying Security below the option’s strike price.

		1-month or less expiration dates	Combined with the sold put options (directly above), allow for greater participation in the potential decline of its Underlying Security’s share price (compared with the standard covered put options strategy), while still generating net premium income.
3. U.S. Treasuries
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

	6-month to 2-year maturities	Collateral for the options positions and some additional income.
4. OTM Call Purchasing
Purchased call option contracts

“out-of-the-money” (i.e., the strike price is above the then-current share price of the Underlying Security at the time of purchase).

They limit the Fund’s potential losses if the share price of the Underlying Security experiences significant gains. They represent a cost (debit) that will partially offset (reduce) the net premium received from the sale of the put options.

	1-month to 6-month expiration dates	Limit the maximum loss of the Fund’s synthetic short position.

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides indirect inverse investment exposure to the share price of the Underlying Security equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to the performance of the Underlying Security.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

AMD

AMD is a global semiconductor company. Semiconductors are components used in a variety of electronic products and systems. AMD is listed on The NASDAQ Global Select Market. Per AMD’s most recent Form 10-K filing, the aggregate market value of AMD’s common stock, as of June 28, 2024, held by its non-affiliates was approximately $261.4 billion.

AMD is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by AMD pursuant to the Exchange Act can be located by reference to the SEC file number 001-07882 through the SEC’s website at www.sec.gov. In addition, information regarding AMD may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of AMD or other securities of AMD. The Fund has derived all disclosures contained in this document regarding AMD from the publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to AMD. None of the Fund, the Trust, the Adviser, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding AMD is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of AMD (and therefore the price of SAMD at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning AMD could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Adviser, or their respective affiliates makes any representation to you as to the performance of AMD.

THE FUND, TRUST AND ADVISER, ARE NOT AFFILIATED WITH AMD.

Due to the Fund’s investment strategy, the Fund’s economic exposure is inversely related to the industry assigned to AMD. As of the date of the Prospectus, AMD is assigned to the semiconductors and semiconductor equipment industry

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to the performance of the Underlying Security.
YieldMaxTM AMZN Short Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect inverse exposure to the share price (i.e., the price returns) of the common stock of Amazon.com, Inc. (“AMZN”). The Fund’s potential for gains from decreases in the share prices of AMZN’s stock is limited. If the share price of the Underlying Security significantly decreases, the Fund will not fully benefit from the inverse of those decreases. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of strong market, economic, or other conditions and will not take temporary defensive positions during such periods. If the Underlying Security’s share price rises, the Fund’s potential losses will generally be limited to a level equal to 50% above the market gains. As a result, the Fund’s cap when the Underlying Security’s price increases may exceed the Fund’s potential gains from a price decline.

As further described below, the Fund uses a synthetic covered put strategy (the “standard strategy”) to provide income and indirect inverse exposure to the share price returns of the Underlying Security, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. Additionally, the Fund may employ an "alternative strategy," whereby it may write (sell) credit put spreads when it anticipates significant short-term declines in the Underlying Security’s price (e.g., following substantial market rallies or adverse market developments). This alternative strategy allows the Fund to seek greater participation in price declines while maintaining income from net premiums.

The Fund not only seeks to generate income from its options investments but also aims to derive additional gains when the share price of the Underlying Security decreases. The Fund’s options contracts provide:

●	indirect inverse exposure to the share price returns of the Underlying Security,
●	current income from the option premiums, and
●	In the case of the Fund’s standard strategy, a limit on the Fund’s participation in gains, if any, arising from decreases in the share price of the Underlying Security.
●	In the case of the Fund’s alternative strategy, the opportunity to benefit from additional gains, if any, resulting from an Underlying ETF decreasing below the put spread’s lower strike (described below).

For more information, see sections “The Fund’s Use of Option Contracts” and “Synthetic Covered Put Strategy” below.

The Fund’s investment adviser is Tidal Investments LLC (“Tidal” or the “Adviser”).

Why invest in the Fund?

●	The Fund seeks to benefit when the share price of the Underlying Security decreases.

○	When the standard strategy is used, the Fund’s potential corresponding benefit from decreases in the share price of the Underlying Security is limited.

○	When the alternative strategy is used, the Fund may benefit from larger decreases experienced by the Underlying Security.

●	The Fund seeks to generate income at least monthly, which is not dependent on the price depreciation or appreciation of the Underlying Security.
●	The Fund seeks to manage potential losses (i.e., cap losses if the share price of the Underlying Security experiences significant gains) by purchasing out-of-the-money call options (further described below).

Although the Fund may not fully benefit from decreases in the Underlying Security’s share price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in the Underlying Security. Further, an Investment in the Fund differs from “short selling” or “shorting” the Underlying Security.

●	When the standard strategy is used, the Fund will cap its potential gains if the Underlying Security shares decrease in value.
●	The Fund’s strategy is subject to potential losses if the Underlying Security shares increase in value, which may not be offset by income received by the Fund or by the purchase of out-of-the-money call options (further described below).
●	The Fund does not invest directly in the Underlying Security.
●	The Fund does not directly short the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Option Contracts

As part of the Fund’s synthetic covered put strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the share price of the Underlying Security. The Fund will use European FLEX options, but may also use options that are exercisable at any time (i.e., American style options contracts).

See the section in the Fund’s Prospectus titled “Additional Information About the Fund” for an overview of put and call option terminology.

Synthetic Covered Put Strategy Overview

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered put” strategy using the standardized exchange-traded and FLEX options. The Fund uses a synthetic put strategy rather than a traditional one, utilizing Treasuries as collateral, to potentially achieve higher returns than those of the Underlying Security.

●	A traditional covered put strategy is an investment strategy where an investor (the Fund) sells a put option on an Underlying Security it is short.

●	A synthetic covered put strategy is similar to a traditional covered put strategy in that the investor sells a put option that is based on the value of the Underlying Security. However, in a synthetic covered put strategy, the investor (the Fund) does not actually short the Underlying Security, but rather seeks to synthetically replicate a short position in the Underlying Security (i.e., it seeks inverse exposure to the share price movements of the Underlying Security) through the use of various investment instruments.

The Fund’s synthetic covered put strategy consists of the following four elements, each of which is described in greater detail below:

●	Synthetic short exposure to the Underlying Security, which allows the Fund to seek to participate, on an inverse basis, in changes, up or down, to the price of the Underlying Security’s shares.

●	Covered put writing (where the Underlying Security put options are sold against the synthetic short portion of the strategy), which allows the Fund to generate income.

●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

●	Out-of-the money (“OTM”) call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

However, this loss capping works only if the Underlying Security’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase. The “strike price” is an agreed-upon price per share between a buyer and a seller at which the owner of a call or put option can exercise their contract and convert it into the Underlying Security.

Synthetic Covered Put Strategy

1.	Synthetic Short Exposure

To achieve a synthetic short exposure to the Underlying Security, the Fund may write (sell) the Underlying Security call options and, simultaneously, go long (buy) the Underlying Security put options to try to replicate inverse exposure to the share price movements of the Underlying Security. The put options purchased by the Fund and the call options sold by the Fund will generally have three-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The Fund uses the proceeds from selling call options to help pay for the purchased put options. The combination of the long put options and sold call options provides the Fund with investment exposure equal to approximately -100% of the Underlying Security’s share price changes for the duration of the applicable options exposure (i.e., the synthetic short position is expected to gain value when the share price of the Underlying Security decreases and to lose value when the share price of the Underlying Security increases).

2.	Options Strategies

Standard Strategy (Covered Put Strategy)

As part of its standard strategy, the Fund will write (sell) put option contracts on the Underlying Security to generate income. The put options written (sold) by the Fund will generally have an expiration of one month or less (the “Put Period”) and a strike price that is approximately 0%-15% below the then-current Underlying Security’s share price at the time of such sales.

It is important to note that the sale of the Underlying Security put option contracts will limit the Fund’s participation in decreases in the Underlying Security’s share price. If the share price of the Underlying Security decreases, the above-referenced synthetic short exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s share price decreases beyond the strike price of one or more of the sold (short) put option contracts, the Fund will lose money on those short put positions, and the losses will, in turn, limit the gains of the Fund’s synthetic short exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic short exposure to the Underlying Security and the sold (short) Underlying Security put positions) will limit the Fund’s participation in decreases in the Underlying Security’s share price beyond a certain point.

Alternative Strategy (Credit Put Spreads)

As part of its alternative strategy, the Fund may write (sell) credit put spreads (described below) rather than stand-alone put option contracts to seek greater participation in the potential decline of its Underlying Security’s share price, while still generating net premium income. The Adviser will primarily employ this alternative strategy when it believes that the share price of its Underlying Security is likely to decline significantly in the short term (e.g., following a substantial market rally or overall negative market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit put spreads may prove more advantageous to the Fund’s total return than the standard strategy.

The Fund’s put credit spread strategy involves selling a put option with a higher strike price and buying a put option with a lower strike price. This strategy is bullish and aims to generate income while managing downside risk. The Fund profits if the Underlying Security’s price remains above the strike price of the sold put option at expiration.

●	The sold put option allows the Fund to collect premium income, as long as the Underlying Security does not decline significantly.

●	The bought put option serves as a hedge, limiting potential losses of the sold puts if the Underlying Security’s price falls below its strike price.

●	Because the premium received (from the sold put) is greater than the premium paid (for the bought put), the Fund collects a net premium upfront.

How This Strategy Works With Out-of-the-Money Put Options

●	The sold put option generates premium income and benefits the Fund if the Underlying Security’s price remains above the strike price of the sold put.

●	The bought put option (which is out-of-the-money) provides downside protection by capping potential losses of the sold put if the Underlying Security experiences a significant decline.

This combination allows the Fund to generate income while maintaining a defined level of risk, as losses are capped by the bought put. The Fund’s maximum profit is the net premium received, which is realized if the Underlying Security’s price stays above the strike price of the sold put at expiration.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered put strategy.

4.	OTM Call Purchasing

The Fund purchases out-of-the-money (OTM) calls to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

OTM call options are a type of options contract where the strike price is set higher than the current market price of the underlying asset, referred to here as the Underlying Security. When the Fund buys these OTM call options, it is essentially setting a fixed price level. This level acts as a cap on the Fund’s potential losses that might arise from its indirect inverse exposure to the share price of the Underlying Security. However, this loss capping works only if the Underlying Security’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase.

For example, if the OTM call options have a strike price that is approximately 70% above the then-current share price of the Underlying Security at the time of the call purchase, and the share price of the Underlying Security increases by 60% during the term of the purchased OTM call options, the Fund will lose approximately 60% of its value. If instead, the share price of the Underlying Security increases by 80% during the term of the purchased OTM call options, the Fund’s losses will be capped at approximately 70%.

The Fund bears the costs of purchasing the OTM calls and such costs will decrease the Fund’s value and/or any income otherwise generated by the Fund’s investment strategy.

The Fund intends to maintain its synthetic covered put strategy through the use of options contracts. As the options contracts it holds are traded, exercised or expire, it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Distributions At Least Monthly

The Fund will seek to provide income at least monthly in the form of distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) put option contracts on the Underlying Security, as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of the Underlying Security shares, although other factors, including interest rates, will also impact the level of income.

●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

The Fund’s income from writing (selling) put option contracts on the Underlying Security will be partially offset (reduced) by the premiums paid for purchasing OTM call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMaxTM AMZN Short Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity	Primary Purpose of Holding
1. Short Exposure (synthetic short strategy)
Purchased put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide exposure to negative price returns of the Underlying Security.

If the share price of the Underlying Security decreases, these options will generate corresponding increases to the Fund.

		3-month to 6-month expiration dates	Combined with the sold call options, creates a synthetic short position on the Underlying Security.
Sold call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased put options described above.

However, the sold call option contracts provide exposure to the full extent of any share price increases experienced by the Underlying Security.

		3-month to 6-month expiration dates	Combined with the purchased put options, creates a synthetic short position on the Underlying Security.
2-A. Standard Covered Put Options Strategy
Sold (short) put option contracts

The strike price is approximately 0%-15% below the then-current share price of the Underlying Security at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

		1-month or less expiration dates	Generate income for the Fund in the form of premiums, in return for capping the returns of the Fund’s synthetic short position.
2-B. Alternative Covered Credit Put Spread Options Strategy
Sold (short) put option contracts

The strike price is approximately 0%-15% below the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold put option contracts provide inverse exposure to the full extent of any declines in the value experienced by the Fund’s Underlying Security, minus the premium received.

		1-month or less expiration dates	Combined with the purchased put options (below), allow for greater participation in the potential decline of its Underlying Security’s share price (compared with the standard covered put options strategy), while still generating net premium income.
Purchased put option contracts

“out-of-the-money” (i.e., the strike price is below the strike price of the corresponding Alternative Strategy sold put).

Bought put option contracts provide exposure to the full extent of any declines in the value experienced by the Fund’s Underlying Security below the option’s strike price.

		1-month or less expiration dates	Combined with the sold put options (directly above), allow for greater participation in the potential decline of its Underlying Security’s share price (compared with the standard covered put options strategy), while still generating net premium income.
3. U.S. Treasuries
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

		6-month to 2-year maturities	Collateral for the options positions and some additional income.
4. OTM Call Purchasing
Purchased call option contracts

“out-of-the-money” (i.e., the strike price is above the then-current share price of the Underlying Security at the time of purchase).

They limit the Fund’s potential losses if the share price of the Underlying Security experiences significant gains. They represent a cost (debit) that will partially offset (reduce) the net premium received from the sale of the put options.

		1-month to 6-month expiration dates	Limit the maximum loss of the Fund’s synthetic short position.

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides indirect inverse investment exposure to the share price of Underlying Security equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to the performance of the Underlying Security.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Amazon.com, Inc.

Amazon.com, Inc. is an e-commerce company that operates retail websites and offers programs that enable third parties to sell products on their websites. Amazon.com, Inc. is listed on Nasdaq. Per AMZN’s most recent Form 10-K filing, the aggregate market value of the voting stock held by non-affiliates of Amazon.com, Inc. as of June 30, 2024 was approximately $1.8 trillion.

Amazon.com, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Amazon.com, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 000-22513 through the SEC’s website at www.sec.gov. In addition, information regarding Amazon.com, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to AMZN or other securities of Amazon.com, Inc. The Fund has derived all disclosures contained in this document regarding Amazon.com, Inc. from the publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to Amazon.com, Inc. None of the Fund, the Trust, the Adviser, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Amazon.com, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Amazon.com, Inc. (and therefore the price of AMZS at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Amazon.com, Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Adviser, or their respective affiliates makes any representation to you as to the performance of AMZN.

THE FUND, TRUST AND ADVISER, ARE NOT AFFILIATED WITH AMAZON.COM, INC.

Due to the Fund’s investment strategy, the Fund’s economic exposure is inversely related to the industry assigned to AMZN. As of the date of the Prospectus, AMZN is assigned to the broadline retail industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to the performance of the Underlying Security.
YieldMaxTM MARA Short Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect inverse exposure to the share price (i.e., the price returns) of the common stock of MARA Holdings, Inc. (“MARA”). The Fund’s potential for gains from decreases in the share price of MARA’s stock is limited. If the share price of the Underlying Security significantly decreases, the Fund will not fully benefit from the inverse of those decreases. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of strong market, economic, or other conditions and will not take temporary defensive positions during such periods. If the Underlying Security’s share price rises, the Fund’s potential losses will generally be limited to a level equal to 50% above the market gains. As a result, the Fund’s cap when the Underlying Security’s price increases may exceed the Fund’s potential gains from a price decline.

As further described below, the Fund uses a synthetic covered put strategy (the “standard strategy”) to provide income and indirect inverse exposure to the share price returns of the Underlying Security, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. Additionally, the Fund may employ an "alternative strategy," whereby it may write (sell) credit put spreads when it anticipates significant short-term declines in the Underlying Security’s price (e.g., following substantial market rallies or adverse market developments). This alternative strategy allows the Fund to seek greater participation in price declines while maintaining income from net premiums.

The Fund not only seeks to generate income from its options investments but also aims to derive additional gains when the share price of the Underlying Security decreases. The Fund’s options contracts provide:

●	indirect inverse exposure to the share price returns of the Underlying Security,
●	current income from the option premiums, and
●	In the case of the Fund’s standard strategy, a limit on the Fund’s participation in gains, if any, arising from decreases in the share price of the Underlying Security.
●	In the case of the Fund’s alternative strategy, the opportunity to benefit from additional gains, if any, resulting from an Underlying ETF decreasing below the put spread’s lower strike (described below).

For more information, see sections “The Fund’s Use of Option Contracts” and “Synthetic Covered Put Strategy” below.

The Fund’s investment adviser is Tidal Investments LLC (“Tidal” or the “Adviser”).

 Why invest in the Fund?

●	The Fund seeks to benefit when the share price of the Underlying Security decreases.

○	When the standard strategy is used, the Fund’s potential corresponding benefit from decreases in the share price of the Underlying Security is limited.

○	When the alternative strategy is used, the Fund may benefit from larger decreases experienced by the Underlying Security.

●	The Fund seeks to generate income at least monthly, which is not dependent on the price depreciation or appreciation of the Underlying Security.
●	The Fund seeks to manage potential losses (i.e., cap losses if the share price of the Underlying Security experiences significant gains) by purchasing out-of-the-money call options (further described below).

Although the Fund may not fully benefit from decreases in the Underlying Security’s share price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in the Underlying Security. Further, an Investment in the Fund differs from “short selling” or “shorting” the Underlying Security.

●	When the standard strategy is used, the Fund will cap its potential gains if the Underlying Security shares decrease in value.
●	The Fund’s strategy is subject to potential losses if the Underlying Security shares increase in value, which may not be offset by income received by the Fund or by the purchase of out-of-the-money call options (further described below).
●	The Fund does not invest directly in the Underlying Security.
●	The Fund does not directly short the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Option Contracts

As part of the Fund’s synthetic covered put strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the share price of the Underlying Security. The Fund will use European FLEX options, but may also use options that are exercisable at any time (i.e., American style options contracts).

See the section in the Fund’s Prospectus titled “Additional Information About the Fund” for an overview of put and call option terminology.

Synthetic Covered Put Strategy Overview

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered put” strategy using the standardized exchange-traded and FLEX options. The Fund uses a synthetic put strategy rather than a traditional one, utilizing Treasuries as collateral, to potentially achieve higher returns than those of the Underlying Security.

●	A traditional covered put strategy is an investment strategy where an investor (the Fund) sells a put option on an Underlying Security it is short.

●	A synthetic covered put strategy is similar to a traditional covered put strategy in that the investor sells a put option that is based on the value of the Underlying Security. However, in a synthetic covered put strategy, the investor (the Fund) does not actually short the Underlying Security, but rather seeks to synthetically replicate a short position in the Underlying Security (i.e., it seeks inverse exposure to the share price movements of the Underlying Security) through the use of various investment instruments.

The Fund’s synthetic covered put strategy consists of the following four elements, each of which is described in greater detail below:

●	Synthetic short exposure to the Underlying Security, which allows the Fund to seek to participate, on an inverse basis, in changes, up or down, to the price of the Underlying Security’s shares.

●	Covered put writing (where the Underlying Security put options are sold against the synthetic short portion of the strategy), which allows the Fund to generate income.

●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

●	Out-of-the money (“OTM”) call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

However, this loss capping works only if the Underlying Security’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase. The “strike price” is an agreed-upon price per share between a buyer and a seller at which the owner of a call or put option can exercise their contract and convert it into the Underlying Security.

Synthetic Covered Put Strategy

1.	Synthetic Short Exposure

To achieve a synthetic short exposure to the Underlying Security, the Fund may write (sell) the Underlying Security call options and, simultaneously, go long (buy) the Underlying Security put options to try to replicate inverse exposure to the share price movements of the Underlying Security. The put options purchased by the Fund and the call options sold by the Fund will generally have three-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The Fund uses the proceeds from selling call options to help pay for the purchased put options. The combination of the long put options and sold call options provides the Fund with investment exposure equal to approximately -100% of the Underlying Security’s share price changes for the duration of the applicable options exposure (i.e., the synthetic short position is expected to gain value when the share price of the Underlying Security decreases and to lose value when the share price of the Underlying Security increases).

2.	Options Strategies

Standard Strategy (Covered Put Strategy)

As part of its standard strategy, the Fund will write (sell) put option contracts on the Underlying Security to generate income. The put options written (sold) by the Fund will generally have an expiration of one month or less (the “Put Period”) and a strike price that is approximately 0%-15% below the then-current Underlying Security’s share price at the time of such sales.

It is important to note that the sale of the Underlying Security put option contracts will limit the Fund’s participation in decreases in the Underlying Security’s share price. If the share price of the Underlying Security decreases, the above-referenced synthetic short exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s share price decreases beyond the strike price of one or more of the sold (short) put option contracts, the Fund will lose money on those short put positions, and the losses will, in turn, limit the gains of the Fund’s synthetic short exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic short exposure to the Underlying Security and the sold (short) Underlying Security put positions) will limit the Fund’s participation in decreases in the Underlying Security’s share price beyond a certain point.

Alternative Strategy (Credit Put Spreads)

As part of its alternative strategy, the Fund may write (sell) credit put spreads (described below) rather than stand-alone put option contracts to seek greater participation in the potential decline of its Underlying Security’s share price, while still generating net premium income. The Adviser will primarily employ this alternative strategy when it believes that the share price of its Underlying Security is likely to decline significantly in the short term (e.g., following a substantial market rally or overall negative market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit put spreads may prove more advantageous to the Fund’s total return than the standard strategy.

The Fund’s put credit spread strategy involves selling a put option with a higher strike price and buying a put option with a lower strike price. This strategy is bullish and aims to generate income while managing downside risk. The Fund profits if the Underlying Security’s price remains above the strike price of the sold put option at expiration.

●	The sold put option allows the Fund to collect premium income, as long as the Underlying Security does not decline significantly.

●	The bought put option serves as a hedge, limiting potential losses of the sold puts if the Underlying Security’s price falls below its strike price.

●	Because the premium received (from the sold put) is greater than the premium paid (for the bought put), the Fund collects a net premium upfront.

How This Strategy Works With Out-of-the-Money Put Options

●	The sold put option generates premium income and benefits the Fund if the Underlying Security’s price remains above the strike price of the sold put.

●	The bought put option (which is out-of-the-money) provides downside protection by capping potential losses of the sold put if the Underlying Security experiences a significant decline.

This combination allows the Fund to generate income while maintaining a defined level of risk, as losses are capped by the bought put. The Fund’s maximum profit is the net premium received, which is realized if the Underlying Security’s price stays above the strike price of the sold put at expiration.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered put strategy.

4.	OTM Call Purchasing

The Fund purchases out-of-the-money (OTM) calls to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

OTM call options are a type of options contract where the strike price is set higher than the current market price of the underlying asset, referred to here as the Underlying Security. When the Fund buys these OTM call options, it is essentially setting a fixed price level. This level acts as a cap on the Fund’s potential losses that might arise from its indirect inverse exposure to the share price of the Underlying Security. However, this loss capping works only if the Underlying Security’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase.

For example, if the OTM call options have a strike price that is approximately 70% above the then-current share price of the Underlying Security at the time of the call purchase, and the share price of the Underlying Security increases by 60% during the term of the purchased OTM call options, the Fund will lose approximately 60% of its value. If instead, the share price of the Underlying Security increases by 80% during the term of the purchased OTM call options, the Fund’s losses will be capped at approximately 70%.

The Fund bears the costs of purchasing the OTM calls and such costs will decrease the Fund’s value and/or any income otherwise generated by the Fund’s investment strategy.

The Fund intends to maintain its synthetic covered put strategy through the use of options contracts. As the options contracts it holds are traded, exercised or expire, it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Distributions At Least Monthly

The Fund will seek to provide income at least monthly in the form of distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) put option contracts on the Underlying Security, as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of the Underlying Security shares, although other factors, including interest rates, will also impact the level of income.

●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

The Fund’s income from writing (selling) put option contracts on the Underlying Security will be partially offset (reduced) by the premiums paid for purchasing OTM call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMaxTM MARA Short Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity	Primary Purpose of Holding
1. Short Exposure (synthetic short strategy)
Purchased put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide exposure to negative price returns of the Underlying Security.

If the share price of the Underlying Security decreases, these options will generate corresponding increases to the Fund.

		3-month to 6-month expiration dates	Combined with the sold call options, creates a synthetic short position on the Underlying Security.
Sold call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased put options described above.

However, the sold call option contracts provide exposure to the full extent of any share price increases experienced by the Underlying Security.

		3-month to 6-month expiration dates	Combined with the purchased put options, creates a synthetic short position on the Underlying Security.
2-A. Standard Covered Put Options Strategy
Sold (short) put option contracts

The strike price is approximately 0%-15% below the then-current share price of the Underlying Security at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

		1-month or less expiration dates	Generate income for the Fund in the form of premiums, in return for capping the returns of the Fund’s synthetic short position.
2-B. Alternative Covered Credit Put Spread Options Strategy
Sold (short) put option contracts

The strike price is approximately 0%-15% below the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold put option contracts provide inverse exposure to the full extent of any declines in the value experienced by the Fund’s Underlying Security, minus the premium received.

		1-month or less expiration dates	Combined with the purchased put options (below), allow for greater participation in the potential decline of its Underlying Security’s share price (compared with the standard covered put options strategy), while still generating net premium income.
Purchased put option contracts

“out-of-the-money” (i.e., the strike price is below the strike price of the corresponding Alternative Strategy sold put).

Bought put option contracts provide exposure to the full extent of any declines in the value experienced by the Fund’s Underlying Security below the option’s strike price.

		1-month or less expiration dates	Combined with the sold put options (directly above), allow for greater participation in the potential decline of its Underlying Security’s share price (compared with the standard covered put options strategy), while still generating net premium income.
3. U.S. Treasuries
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

		6-month to 2-year maturities	Collateral for the options positions and some additional income.
4. OTM Call Purchasing
Purchased call option contracts

“out-of-the-money” (i.e., the strike price is above the then-current share price of the Underlying Security at the time of purchase).

They limit the Fund’s potential losses if the share price of the Underlying Security experiences significant gains. They represent a cost (debit) that will partially offset (reduce) the net premium received from the sale of the put options.

		1-month to 6-month expiration dates	Limit the maximum loss of the Fund’s synthetic short position.

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides indirect inverse investment exposure to the share price of Underlying Security equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to the performance of the Underlying Security.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

MARA Holdings, Inc.

MARA is a digital asset technology company that is principally engaged in producing or “mining” digital assets with a focus on the Bitcoin ecosystem. MARA is listed on the Nasdaq Stock Market LLC (“Nasdaq”). Per MARA’s most recent Form 10-K filing, the aggregate market value of common stock held by non-affiliates of MARA (based on the last reported sale price of its class A common stock on June 28, 2024 on Nasdaq) was approximately $5.7 billion.

MARA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by MARA pursuant to the Exchange Act can be located by reference to the SEC file number 001-36555 through the SEC’s website at www.sec.gov. In addition, information regarding MARA may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to MARA or other securities of MARA Holdings, Inc. The Fund has derived all disclosures contained in this document regarding MARA Holdings, Inc. from the publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to MARA Holdings, Inc. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding MARA Holdings, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MARA Holdings, Inc. (and therefore the price of MARD at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning MARA Holdings, Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of MARA.

THE FUND, TRUST AND ADVISER, ARE NOT AFFILIATED WITH MARA HOLDINGS, INC.

Due to the Fund’s investment strategy, the Fund’s economic exposure is inversely related to the industry assigned to MARA. As of the date of the Prospectus, MARA is assigned to the software industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to the performance of the Underlying Security.
YieldMaxTM Bitcoin Short Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect inverse exposure to the share price (i.e., the price returns) of one or more select U.S.-listed exchange-traded products (“ETPs”) that seek exposure to Bitcoin, which is a “cryptocurrency” (each an “Underlying ETP” and collectively, the “Underlying ETPs”). Although Bitcoin may be referred to as a “cryptocurrency” it is not yet widely accepted as a means of payment. The Fund’s potential for gains from decreases in the share price of an Underlying ETP is limited as a result of the nature of the options strategy it employs. If the share price of an Underlying ETP significantly decreases, the Fund will not fully benefit from the inverse of those decreases. The Fund will employ its investment strategy as it relates to an Underlying ETP regardless of whether there are periods of strong market, economic, or other conditions and will not take temporary defensive positions during such periods. If the Underlying ETP’s share price rises, the Fund’s potential losses will generally be limited to a level equal to 50% above the market gains. As a result, the Fund’s cap when the Underlying ETP’s price increases may exceed the Fund’s potential gains from a price decline.

As further described below, the Fund uses a synthetic covered put strategy (the “standard strategy”) to provide income and indirect inverse exposure to the share price returns of an Underlying ETP, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. Additionally, the Fund may employ an “alternative strategy,” whereby it may write (sell) credit put spreads when it anticipates significant short-term declines in the Underlying ETP’s price (e.g., following substantial market rallies or adverse market developments). This alternative strategy allows the Fund to seek greater participation in price declines while maintaining income from net premiums.

An Underlying ETP may include both:

●	an ETP that invests directly in Bitcoin as its primary underlying asset, and

●	an ETP that invests indirectly in Bitcoin via derivatives contracts based on Bitcoin’s prices.

The Fund does not invest directly in Bitcoin or any other digital assets. The Fund does not invest directly in derivatives that track the performance of Bitcoin or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of Bitcoin. Investors seeking direct exposure to the price of Bitcoin should consider an investment other than the Fund.

The Fund not only seeks to generate income from its options investments but also aims to derive additional gains when the share price of the Underlying ETP decreases. The Fund’s options contracts provide:

●	indirect inverse exposure to the share price returns of one or more Underlying ETPs,
●	current income from the option premiums, and
●	In the case of the Fund’s standard strategy, a limit on the Fund’s participation in gains, if any, arising from decreases in the share price of each Underlying ETP.
●	In the case of the Fund’s alternative strategy, the opportunity to benefit from additional gains, if any, resulting from an Underlying ETP’s share price decreasing below the put spread’s lower strike (described below).

For more information, see sections “The Fund’s Use of Option Contracts” and “Synthetic Covered Put Strategy” below.

The Fund’s investment adviser is Tidal Investments LLC (“Tidal” or the “Adviser”).

Why invest in the Fund?

●	The Fund seeks to benefit when the share price of an Underlying ETP decreases.

○	When the standard strategy is used, the Fund’s potential corresponding benefit from decreases in the share price of an Underlying ETP is limited.
○	When the alternative strategy is used, the Fund may benefit from larger decreases experienced by an Underlying ETP.
●	The Fund seeks to generate income at least monthly, which is not dependent on the price depreciation or appreciation of an Underlying ETP.
●	The Fund seeks to manage potential losses (i.e., cap losses if the share price of an Underlying ETP experiences significant gains) by purchasing out-of-the-money call options (further described below).

Although the Fund may not fully benefit from decreases in an Underlying ETP’s share price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in an Underlying ETP. Further, an Investment in the Fund differs from “short selling” or “shorting” an Underlying ETP.

●	When the standard strategy is used, the Fund will cap its potential gains if the Underlying ETP shares decrease in value.
●	The Fund’s strategy is subject to potential losses if the Underlying ETP shares increase in value, which may not be offset by income received by the Fund or by the purchase of out-of-the-money call options (further described below).
●	The Fund does not invest directly in an Underlying ETP.
●	The Fund does not directly short any Underlying ETP.
●	Fund shareholders are not entitled to any Underlying ETP dividends.

The Fund’s Use of Option Contracts

As part of the Fund’s synthetic covered put strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that correspond to an Underlying ETP and whose values are based on the share price of such Underlying ETP. The Fund will use European FLEX options, but may also use options that are exercisable at any time (i.e., American style options contracts).

See the section in the Fund’s Prospectus titled “Additional Information About the Fund” for an overview of put and call option terminology.

Synthetic Covered Put Strategy Overview

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered put” strategy using the standardized exchange-traded and FLEX options. The Fund uses a synthetic put strategy rather than a traditional one, utilizing Treasuries as collateral, to potentially achieve higher returns than those of an Underlying ETP.

●	A traditional covered put strategy is an investment strategy where an investor (the Fund) sells a put option on an Underlying ETP it is short.

●	A synthetic covered put strategy is similar to a traditional covered put strategy in that the investor sells a put option that is based on the value of the Underlying ETP. However, in a synthetic covered put strategy, the investor (the Fund) does not actually short the Underlying ETP, but rather seeks to synthetically replicate a short position in the Underlying ETP (i.e., it seeks inverse exposure to the share price movements of the Underlying ETP) through the use of various investment instruments.

The Fund’s synthetic covered put strategy consists of the following four elements, each of which is described in greater detail below:

●	Synthetic short exposure to the Underlying ETP, which allows the Fund to seek to participate, on an inverse basis, in changes, up or down, to the price of the Underlying ETP’s shares.

●	Covered put writing (where the Underlying ETP put options are sold against the synthetic short portion of the strategy), which allows the Fund to generate income.

●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

●	Out-of-the money (“OTM”) call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying ETP if it appreciates significantly in value.

However, this loss capping works only if the Underlying ETP’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase. The “strike price” is an agreed-upon price per share between a buyer and a seller at which the owner of a call or put option can exercise their contract and convert it into the Underlying Security.

Synthetic Covered Put Strategy

1.	Synthetic Short Exposure

To achieve a synthetic short exposure to the Underlying ETP, the Fund will write (sell) the Underlying ETP call options and, simultaneously, go long (buy) the Underlying ETP put options to try to replicate inverse exposure to the share price movements of the Underlying ETP. The put options purchased by the Fund and the call options sold by the Fund will generally have three-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying ETP at the time the contracts are purchased and sold, respectively. The Fund uses the proceeds from selling call options to help pay for the purchased put options. The combination of the long put options and sold call options provides the Fund with investment exposure equal to approximately -100% of the Underlying ETP’s share price changes for the duration of the applicable options exposure (i.e., the synthetic short position is expected to gain value when the share price of the Underlying ETP decreases and to lose value when the share price of the Underlying ETP increases).

2.	Options Strategies

Standard Strategy (Covered Put Strategy)

As part of its standard strategy, the Fund will write (sell) put option contracts on the Underlying ETP to generate income. The put options written (sold) by the Fund will generally have an expiration of one month or less (the “Put Period”) and a strike price that is approximately 0%-15% below the then-current Underlying ETP’s share price at the time of such sales.

It is important to note that the sale of the Underlying ETP put option contracts will limit the Fund’s participation in decreases in the Underlying ETP’s share price. If the share price of the Underlying ETP decreases, the above-referenced synthetic short exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying ETP’s share price decreases beyond the strike price of one or more of the sold (short) put option contracts, the Fund will lose money on those short put positions, and the losses will, in turn, limit the gains of the Fund’s synthetic short exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic short exposure to the Underlying ETP and the sold (short) Underlying ETP put positions) will limit the Fund’s participation in decreases in the Underlying ETP’s share price beyond a certain point.

Alternative Strategy (Credit Put Spreads)

As part of its alternative strategy, the Fund may write (sell) credit put spreads (described below) rather than stand-alone put option contracts to seek greater participation in the potential decline of its Underlying ETP’s share price, while still generating net premium income. The Adviser will primarily employ this alternative strategy when it believes that the share price of its Underlying ETP is likely to decline significantly in the short term (e.g., following a substantial market rally or overall negative market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit put spreads may prove more advantageous to the Fund’s total return than the standard strategy.

The Fund’s put credit spread strategy involves selling a put option with a higher strike price and buying a put option with a lower strike price. This strategy is bullish and aims to generate income while managing downside risk. The Fund profits if the Underlying ETP’s price remains above the strike price of the sold put option at expiration.

•	The sold put option allows the Fund to collect premium income, as long as the Underlying ETP does not decline significantly.

•	The bought put option serves as a hedge, limiting potential losses of the sold puts if the Underlying ETP’s price falls below its strike price.

•	Because the premium received (from the sold put) is greater than the premium paid (for the bought put), the Fund collects a net premium upfront.

How This Strategy Works With Out-of-the-Money Put Options

•	The sold put option generates premium income and benefits the Fund if the Underlying ETP’s price remains above the strike price of the sold put.

•	The bought put option (which is out-of-the-money) provides downside protection by capping potential losses of the sold put if the Underlying ETP experiences a significant decline.

This combination allows the Fund to generate income while maintaining a defined level of risk, as losses are capped by the bought put. The Fund’s maximum profit is the net premium received, which is realized if the Underlying ETP’s price stays above the strike price of the sold put at expiration.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered put strategy.

4.	OTM Call Purchasing

The Fund purchases out-of-the-money (OTM) calls to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying ETP if it appreciates significantly in value.

OTM call options are a type of options contract where the strike price is set higher than the current market price of the underlying asset, referred to here as the Underlying ETP. When the Fund buys these OTM call options, it is essentially setting a fixed price level. This level acts as a cap on the Fund’s potential losses that might arise from its indirect inverse exposure to the share price of the Underlying ETP. However, this loss capping works only if the Underlying ETP’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase.

For example, if the OTM call options have a strike price that is approximately 70% above the then-current share price of the Underlying ETP at the time of the call purchase, and the share price of the Underlying ETP increases by 60% during the term of the purchased OTM call options, the Fund will lose approximately 60% of its value. If instead, the share price of the Underlying ETP increases by 80% during the term of the purchased OTM call options, the Fund’s losses will be capped at approximately 70%.

The Fund bears the costs of purchasing the OTM calls and such costs will decrease the Fund’s value and/or any income otherwise generated by the Fund’s investment strategy.

The Fund intends to maintain its synthetic covered put strategy through the use of options contracts. As the options contracts it holds are traded, exercised or expire, it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Distributions At Least Monthly

The Fund will seek to provide income at least monthly in the form of distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) put option contracts on the Underlying ETP, as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of the Underlying ETP shares, although other factors, including interest rates, will also impact the level of income.

●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

The Fund’s income from writing (selling) put option contracts on the Underlying ETP will be partially offset (reduced) by the premiums paid for purchasing OTM call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying ETP if it appreciates significantly in value.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMaxTM Bitcoin Short Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying ETP)	Investment Terms	Expected Target Maturity	Primary Purpose of Holding
1. Short Exposure (synthetic short strategy)
Purchased put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying ETP at the time of purchase) to provide exposure to negative price returns of the Underlying ETP.

If the share price of the Underlying ETP decreases, these options will generate corresponding increases to the Fund.

		3-month to 6-month expiration dates	Combined with the sold call options, creates a synthetic short position on the Underlying ETP.
Sold call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying ETP at the time of sale).

They are sold to help pay for the purchased put options described above.

However, the sold call option contracts provide exposure to the full extent of any share price increases experienced by the Underlying ETP.

		3-month to 6-month expiration dates	Combined with the purchased put options, creates a synthetic short position on the Underlying ETP.
2-A. Standard Covered Put Options Strategy
Sold (short) put option contracts

The strike price is approximately 0%-15% below the then-current share price of the Underlying ETP at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

		1-month or less expiration dates	Generate income for the Fund in the form of premiums, in return for capping the returns of the Fund’s synthetic short position.
2-B. Alternative Covered Credit Put Spread Options Strategy
Sold (short) put option contracts

The strike price is approximately 0%-15% below the then-current share price of the Fund’s Underlying ETP at the time of sale.

Sold put option contracts provide inverse exposure to the full extent of any declines in the value experienced by the Fund’s Underlying ETP, minus the premium received.

		1-month or less expiration dates	Combined with the purchased put options (below), allow for greater participation in the potential decline of its Underlying ETP’s share price (compared with the standard covered put options strategy), while still generating net premium income.
Purchased put option contracts

“out-of-the-money” (i.e., the strike price is below the strike price of the corresponding Alternative Strategy sold put).

Bought put option contracts provide exposure to the full extent of any declines in the value experienced by the Fund’s Underlying ETP below the option’s strike price.

		1-month or less expiration dates	Combined with the sold put options (directly above), allow for greater participation in the potential decline of its Underlying ETP’s share price (compared with the standard covered put options strategy), while still generating net premium income.

YieldMaxTM Bitcoin Short Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying ETP)	Investment Terms	Expected Target Maturity	Primary Purpose of Holding
1. Short Exposure (synthetic short strategy)
3. U.S. Treasuries
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

		6-month to 2-year maturities	Collateral for the options positions and some additional income.
4. OTM Call Purchasing
Purchased call option contracts

“out-of-the-money” (i.e., the strike price is above the then-current share price of the Underlying ETP at the time of purchase).

They limit the Fund’s potential losses if the share price of the Underlying ETP experiences significant gains. They represent a cost (debit) that will partially offset (reduce) the net premium received from the sale of the put options.

		1-month to 6-month expiration dates	Limit the maximum loss of the Fund’s synthetic short position.

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides indirect inverse investment exposure to the share price of Underlying ETP equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the 1940 Act.

Information About Bitcoin

As noted above, the Fund does not invest directly in Bitcoin or any other digital assets. The Fund does not invest directly in derivatives that track the performance of Bitcoin or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of Bitcoin. Investors seeking direct exposure to the price of Bitcoin should consider an investment other than the Fund. However, the Underlying ETPs may invest directly or indirectly (e.g., via futures) in Bitcoin. The following provides an overview of Bitcoin, the Bitcoin Blockchain, the relationship between the two, as well as their use cases.

Bitcoin Description:

Bitcoin, the first and most well-known cryptocurrency, operates on a decentralized network using blockchain technology to facilitate secure and anonymous transactions. Bitcoin represents a digital asset that functions as a medium of exchange utilizing cryptographic protocols to secure transactional processes, control the creation of additional units, and verify the transfer of assets. Its operation on a decentralized blockchain network ensures both transparency and immutability of records, without the need for a central authority. This innovative technology underpinning Bitcoin allows for peer-to-peer transactions and provides a framework for digital scarcity, making Bitcoin a unique investment commodity within the digital currency landscape.

Bitcoin Blockchain Description:

The Bitcoin blockchain constitutes a decentralized, digital ledger technology that chronologically and publicly records all Bitcoin transactions. This technology is characterized by its use of blocks, which are structurally linked in a chain through cryptographic hashes. Each block contains a list of transactions that, once verified and added to the blockchain through a consensus process known as proof of work, becomes irreversible and tamper-evident. The integrity, transparency, and security of the transactional data are maintained autonomously within the Bitcoin network, eliminating the necessity for central oversight and facilitating trust in a peer-to-peer system.

The Relationship between Bitcoin and Bitcoin Blockchain:

Bitcoin is a digital currency that operates on the Bitcoin blockchain, a decentralized and cryptographic ledger system. The Bitcoin blockchain underpins the entire Bitcoin network, providing a secure and transparent mechanism for recording Bitcoin transactions. Each Bitcoin transaction is verified by network participants and permanently recorded on the Bitcoin blockchain, ensuring the integrity and traceability of the digital currency. Thus, while Bitcoin serves as a medium of exchange or store of value, the Bitcoin blockchain acts as the immutable record-keeping system that facilitates and authenticates the circulation and ownership of Bitcoin. This symbiotic relationship ensures that Bitcoin operates in a trustless and decentralized manner, with the Bitcoin blockchain maintaining the currency’s history and scarcity.

Bitcoin and Bitcoin Blockchain Use Cases:

Bitcoin and the Bitcoin blockchain serve as innovative financial instruments within the digital economy, offering multiple use cases. However, their adoption has been limited. Key applications include:

1.	Decentralized Transactions: Bitcoin facilitates peer-to-peer financial transactions globally without the need for intermediaries, reducing transaction costs and times. This feature makes it an attractive option for cross-border transfers and remittances.
2.	Store of Value: Due to its limited supply and decentralized nature, Bitcoin is perceived as a digital alternative to traditional stores of value like gold, potentially serving as a hedge against inflation and currency devaluation.
3.	Smart Contracts: While primarily associated with other blockchain platforms, the Bitcoin blockchain can execute smart contracts—self-executing contractual agreements with the terms directly written into code—thereby enabling automated and conditional transactions.
4.	Asset Tokenization: The Bitcoin blockchain provides a platform for tokenizing assets, converting rights to an asset into a digital token on the blockchain. This can include real estate, stocks, or other forms of assets, enhancing liquidity and market efficiency.
5.	Digital Identity Verification: Leveraging the security and immutability of the Bitcoin blockchain, companies can develop digital identity verification systems, enhancing privacy and reducing identity theft.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to of one or more Underlying ETPs that seek exposure to Bitcoin.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to of one or more Underlying ETPs that seek exposure to Bitcoin.
YieldMaxTM META Short Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect inverse exposure to the share price (i.e., the price returns) of the common stock of Meta Platforms Inc. (“META”). The Fund’s potential for gains from decreases in the share price of META’s stock is limited. If the share price of the Underlying Security significantly decreases, the Fund will not fully benefit from the inverse of those decreases. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of strong market, economic, or other conditions and will not take temporary defensive positions during such periods. If the Underlying Security’s share price rises, the Fund’s potential losses will generally be limited to a level equal to 50% above the market gains. As a result, the Fund’s cap when the Underlying Security’s price increases may exceed the Fund’s potential gains from a price decline.

As further described below, the Fund uses a synthetic covered put strategy (the “standard strategy”) to provide income and indirect inverse exposure to the share price returns of the Underlying Security, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. Additionally, the Fund may employ an “alternative strategy,” whereby it may write (sell) credit put spreads when it anticipates significant short-term declines in the Underlying Security’s price (e.g., following substantial market rallies or adverse market developments). This alternative strategy allows the Fund to seek greater participation in price declines while maintaining income from net premiums.

The Fund not only seeks to generate income from its options investments but also aims to derive additional gains when the share price of the Underlying Security decreases. The Fund’s options contracts provide:

●	indirect inverse exposure to the share price returns of the Underlying Security,
●	current income from the option premiums, and
●	In the case of the Fund’s standard strategy, a limit on the Fund’s participation in gains, if any, arising from decreases in the share price of the Underlying Security.
●	In the case of the Fund’s alternative strategy, the opportunity to benefit from additional gains, if any, resulting from an Underlying ETF decreasing below the put spread’s lower strike (described below).

For more information, see sections “The Fund’s Use of Option Contracts” and “Synthetic Covered Put Strategy” below.

The Fund’s investment adviser is Tidal Investments LLC (“Tidal” or the “Adviser”).

Why invest in the Fund?

●	The Fund seeks to benefit when the share price of the Underlying Security decreases.

○	When the standard strategy is used, the Fund’s potential corresponding benefit from decreases in the share price of the Underlying Security is limited.
○	When the alternative strategy is used, the Fund may benefit from larger decreases experienced by the Underlying Security.

●	The Fund seeks to generate income at least monthly, which is not dependent on the price depreciation or appreciation of the Underlying Security.
●	The Fund seeks to manage potential losses (i.e., cap losses if the share price of the Underlying Security experiences significant gains) by purchasing out-of-the-money call options (further described below).

Although the Fund may not fully benefit from decreases in the Underlying Security’s share price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in the Underlying Security. Further, an Investment in the Fund differs from “short selling” or “shorting” the Underlying Security.

●	When the standard strategy is used, the Fund will cap its potential gains if the Underlying Security shares decrease in value.
●	The Fund’s strategy is subject to potential losses if the Underlying Security shares increase in value, which may not be offset by income received by the Fund or by the purchase of out-of-the-money call options (further described below).
●	The Fund does not invest directly in the Underlying Security.
●	The Fund does not directly short the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Option Contracts

As part of the Fund’s synthetic covered put strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the share price of the Underlying Security. The Fund will use European FLEX options, but may also use options that are exercisable at any time (i.e., American style options contracts).

See the section in the Fund’s Prospectus titled “Additional Information About the Fund” for an overview of put and call option terminology.

Synthetic Covered Put Strategy Overview

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered put” strategy using the standardized exchange-traded and FLEX options. The Fund uses a synthetic put strategy rather than a traditional one, utilizing Treasuries as collateral, to potentially achieve higher returns than those of the Underlying Security.

●	A traditional covered put strategy is an investment strategy where an investor (the Fund) sells a put option on an Underlying Security it is short.

●	A synthetic covered put strategy is similar to a traditional covered put strategy in that the investor sells a put option that is based on the value of the Underlying Security. However, in a synthetic covered put strategy, the investor (the Fund) does not actually short the Underlying Security, but rather seeks to synthetically replicate a short position in the Underlying Security (i.e., it seeks inverse exposure to the share price movements of the Underlying Security) through the use of various investment instruments.

The Fund’s synthetic covered put strategy consists of the following four elements, each of which is described in greater detail below:

●	Synthetic short exposure to the Underlying Security, which allows the Fund to seek to participate, on an inverse basis, in changes, up or down, to the price of the Underlying Security’s shares.

●	Covered put writing (where the Underlying Security put options are sold against the synthetic short portion of the strategy), which allows the Fund to generate income.

●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

●	Out-of-the money (“OTM”) call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

However, this loss capping works only if the Underlying Security’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase. The “strike price” is an agreed-upon price per share between a buyer and a seller at which the owner of a call or put option can exercise their contract and convert it into the Underlying Security.

Synthetic Covered Put Strategy

1.	Synthetic Short Exposure

To achieve a synthetic short exposure to the Underlying Security, the Fund may write (sell) the Underlying Security call options and, simultaneously, go long (buy) the Underlying Security put options to try to replicate inverse exposure to the share price movements of the Underlying Security. The put options purchased by the Fund and the call options sold by the Fund will generally have three-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The Fund uses the proceeds from selling call options to help pay for the purchased put options. The combination of the long put options and sold call options provides the Fund with investment exposure equal to approximately -100% of the Underlying Security’s share price changes for the duration of the applicable options exposure (i.e., the synthetic short position is expected to gain value when the share price of the Underlying Security decreases and to lose value when the share price of the Underlying Security increases).

2.	Options Strategies

Standard Strategy (Covered Put Strategy)

As part of its standard strategy, the Fund will write (sell) put option contracts on the Underlying Security to generate income. The put options written (sold) by the Fund will generally have an expiration of one month or less (the “Put Period”) and a strike price that is approximately 0%-15% below the then-current Underlying Security’s share price at the time of such sales.

It is important to note that the sale of the Underlying Security put option contracts will limit the Fund’s participation in decreases in the Underlying Security’s share price. If the share price of the Underlying Security decreases, the above-referenced synthetic short exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s share price decreases beyond the strike price of one or more of the sold (short) put option contracts, the Fund will lose money on those short put positions, and the losses will, in turn, limit the gains of the Fund’s synthetic short exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic short exposure to the Underlying Security and the sold (short) Underlying Security put positions) will limit the Fund’s participation in decreases in the Underlying Security’s share price beyond a certain point.

Alternative Strategy (Credit Put Spreads)

As part of its alternative strategy, the Fund may write (sell) credit put spreads (described below) rather than stand-alone put option contracts to seek greater participation in the potential decline of its Underlying Security’s share price, while still generating net premium income. The Adviser will primarily employ this alternative strategy when it believes that the share price of its Underlying Security is likely to decline significantly in the short term (e.g., following a substantial market rally or overall negative market news). Additionally, Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit put spreads may prove more advantageous to the Fund’s total return than the standard strategy.

The Fund’s put credit spread strategy involves selling a put option with a higher strike price and buying a put option with a lower strike price. This strategy is bullish and aims to generate income while managing downside risk. The Fund profits if the Underlying Security’s price remains above the strike price of the sold put option at expiration.

•	The sold put option allows the Fund to collect premium income, as long as the Underlying Security does not decline significantly.

•	The bought put option serves as a hedge, limiting potential losses of the sold puts if the Underlying Security’s price falls below its strike price.

•	Because the premium received (from the sold put) is greater than the premium paid (for the bought put), the Fund collects a net premium upfront.

How This Strategy Works With Out-of-the-Money Put Options

•	The sold put option generates premium income and benefits the Fund if the Underlying Security’s price remains above the strike price of the sold put.

•	The bought put option (which is out-of-the-money) provides downside protection by capping potential losses of the sold put if the Underlying Security experiences a significant decline.

This combination allows the Fund to generate income while maintaining a defined level of risk, as losses are capped by the bought put. The Fund’s maximum profit is the net premium received, which is realized if the Underlying Security’s price stays above the strike price of the sold put at expiration.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered put strategy.

4.	OTM Call Purchasing

The Fund purchases out-of-the-money (OTM) calls to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

OTM call options are a type of options contract where the strike price is set higher than the current market price of the underlying asset, referred to here as the Underlying Security. When the Fund buys these OTM call options, it is essentially setting a fixed price level. This level acts as a cap on the Fund’s potential losses that might arise from its indirect inverse exposure to the share price of the Underlying Security. However, this loss capping works only if the Underlying Security’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase.

For example, if the OTM call options have a strike price that is approximately 70% above the then-current share price of the Underlying Security at the time of the call purchase, and the share price of the Underlying Security increases by 60% during the term of the purchased OTM call options, the Fund will lose approximately 60% of its value. If instead, the share price of the Underlying Security increases by 80% during the term of the purchased OTM call options, the Fund’s losses will be capped at approximately 70%.

The Fund bears the costs of purchasing the OTM calls and such costs will decrease the Fund’s value and/or any income otherwise generated by the Fund’s investment strategy.

The Fund intends to maintain its synthetic covered put strategy through the use of options contracts. As the options contracts it holds are traded, exercised or expire, it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Distributions At Least Monthly

The Fund will seek to provide income at least monthly in the form of distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) put option contracts on the Underlying Security, as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of the Underlying Security shares, although other factors, including interest rates, will also impact the level of income.

●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

The Fund’s income from writing (selling) put option contracts on the Underlying Security will be partially offset (reduced) by the premiums paid for purchasing OTM call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMaxTM META Short Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity	Primary Purpose of Holding
1. Short Exposure (synthetic short strategy)
Purchased put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide exposure to negative price returns of the Underlying Security.

If the share price of the Underlying Security decreases, these options will generate corresponding increases to the Fund.

		3-month to 6-month expiration dates	Combined with the sold call options, creates a synthetic short position on the Underlying Security.
Sold call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased put options described above.

However, the sold call option contracts provide exposure to the full extent of any share price increases experienced by the Underlying Security.

		3-month to 6-month expiration dates	Combined with the purchased put options, creates a synthetic short position on the Underlying Security.
2-A. Standard Covered Put Options Strategy
Sold (short) put option contracts

The strike price is approximately 0%-15% below the then-current share price of the Underlying Security at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

		1-month or less expiration dates	Generate income for the Fund in the form of premiums, in return for capping the returns of the Fund’s synthetic short position.
2-B. Alternative Covered Credit Put Spread Options Strategy
Sold (short) put option contracts

The strike price is approximately 0%-15% below the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold put option contracts provide inverse exposure to the full extent of any declines in the value experienced by the Fund’s Underlying Security, minus the premium received.

		1-month or less expiration dates	Combined with the purchased put options (below), allow for greater participation in the potential decline of its Underlying Security’s share price (compared with the standard covered put options strategy), while still generating net premium income.
Purchased put option contracts

“out-of-the-money” (i.e., the strike price is below the strike price of the corresponding Alternative Strategy sold put).

Bought put option contracts provide exposure to the full extent of any declines in the value experienced by the Fund’s Underlying Security below the option’s strike price.

		1-month or less expiration dates	Combined with the sold put options (directly above), allow for greater participation in the potential decline of its Underlying Security’s share price (compared with the standard covered put options strategy), while still generating net premium income.
YieldMaxTM META Short Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity	Primary Purpose of Holding
1. Short Exposure (synthetic short strategy)
3. U.S. Treasuries
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

		6-month to 2-year maturities	Collateral for the options positions and some additional income.
4. OTM Call Purchasing
Purchased call option contracts

“out-of-the-money” (i.e., the strike price is above the then-current share price of the Underlying Security at the time of purchase).

They limit the Fund’s potential losses if the share price of the Underlying Security experiences significant gains. They represent a cost (debit) that will partially offset (reduce) the net premium received from the sale of the put options.

		1-month to 6-month expiration dates	Limit the maximum loss of the Fund’s synthetic short position.

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides indirect inverse investment exposure to the share price of Underlying Security equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to the performance of the Underlying Security.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Meta Platforms Inc.

Meta Platforms, Inc. is an operating company that operates a social technology company. Meta Platforms, Inc. builds technology that helps people connect, find communities and grow businesses. Its products enable people to connect and share with friends and family through mobile devices, personal computers, virtual reality (VR) headsets, wearables, and in-home devices. Meta Platforms, Inc. also helps people cover and learn about what is going on in the world around them, enable people to share their opinions, ideas, photos and videos, and other activities with audiences ranging from their closest family members and friends to the public at large, and stay connected everywhere by accessing its products. Meta Platforms, Inc. is listed on Nasdaq. Per Meta Platforms, Inc.’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting stock held by non-affiliates of Meta Platforms, Inc. as of June 30, 2024, was approximately $1.1 trillion based upon the closing price reported for such date on Nasdaq.

Meta Platforms, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Meta Platforms, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-35551 through the SEC’s website at www.sec.gov. In addition, information regarding Meta Platforms, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to META or other securities of Meta Platforms Inc. The Fund has derived all disclosures contained in this document regarding Meta Platforms Inc. from the publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to Meta Platforms Inc. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Meta Platforms Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Meta Platforms Inc. (and therefore the price of METS at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Meta Platforms Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of META.

THE FUND, TRUST AND ADVISER, ARE NOT AFFILIATED WITH META PLATFORMS INC.

Due to the Fund’s investment strategy, the Fund’s economic exposure is inversely related to the industry assigned to META. As of the date of the Prospectus, META is assigned to the interactive media & services industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to the performance of the Underlying Security.
YieldMaxTM SMCI Short Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect inverse exposure to the share price (i.e., the price returns) of the common stock of  Super Micro Computer Inc. (“SMCI”). The Fund’s potential for gains from decreases in the share price of SMCI’s stock is limited. If the share price of the Underlying Security significantly decreases, the Fund will not fully benefit from the inverse of those decreases. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of strong market, economic, or other conditions and will not take temporary defensive positions during such periods. If the Underlying Security’s share price rises, the Fund’s potential losses will generally be limited to a level equal to 50% above the market gains. As a result, the Fund’s cap when the Underlying Security’s price increases may exceed the Fund’s potential gains from a price decline.

 As further described below, the Fund uses a synthetic covered put strategy (the “standard strategy”) to provide income and indirect inverse exposure to the share price returns of the Underlying Security, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. Additionally, the Fund may employ an "alternative strategy," whereby it may write (sell) credit put spreads when it anticipates significant short-term declines in the Underlying Security’s price (e.g., following substantial market rallies or adverse market developments). This alternative strategy allows the Fund to seek greater participation in price declines while maintaining income from net premiums.

The Fund not only seeks to generate income from its options investments but also aims to derive additional gains when the share price of the Underlying Security decreases. The Fund’s options contracts provide:

●	indirect inverse exposure to the share price returns of the Underlying Security,
●	current income from the option premiums, and
●	In the case of the Fund’s standard strategy, a limit on the Fund’s participation in gains, if any, arising from decreases in the share price of the Underlying Security.
●	In the case of the Fund’s alternative strategy, the opportunity to benefit from additional gains, if any, resulting from an Underlying ETF decreasing below the put spread’s lower strike (described below).

For more information, see sections “The Fund’s Use of Option Contracts” and “Synthetic Covered Put Strategy” below.

The Fund’s investment adviser is Tidal Investments LLC (“Tidal” or the “Adviser”).

 Why invest in the Fund?

●

The Fund seeks to benefit when the share price of the Underlying Security decreases.

o     When the standard strategy is used, the Fund’s potential corresponding benefit from decreases in the share price of the Underlying Security is limited.

o     When the alternative strategy is used, the Fund may benefit from larger decreases experienced by the Underlying Security.

●	The Fund seeks to generate income at least monthly, which is not dependent on the price depreciation or appreciation of the Underlying Security.
●	The Fund seeks to manage potential losses (i.e., cap losses if the share price of the Underlying Security experiences significant gains) by purchasing out-of-the-money call options (further described below).

Although the Fund may not fully benefit from decreases in the Underlying Security’s share price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in the Underlying Security. Further, an Investment in the Fund differs from “short selling” or “shorting” the Underlying Security.

●	When the standard strategy is used, the Fund will cap its potential gains if the Underlying Security shares decrease in value.
●	The Fund’s strategy is subject to potential losses if the Underlying Security shares increase in value, which may not be offset by income received by the Fund or by the purchase of out-of-the-money call options (further described below).
●	The Fund does not invest directly in the Underlying Security.
●	The Fund does not directly short the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Option Contracts

As part of the Fund’s synthetic covered put strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the share price of the Underlying Security. The Fund will use European FLEX options, but may also use options that are exercisable at any time (i.e., American style options contracts).

See the section in the Fund’s Prospectus titled “Additional Information About the Fund” for an overview of put and call option terminology.

 Synthetic Covered Put Strategy Overview

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered put” strategy using the standardized exchange-traded and FLEX options. The Fund uses a synthetic put strategy rather than a traditional one, utilizing Treasuries as collateral, to potentially achieve higher returns than those of the Underlying Security.

●	A traditional covered put strategy is an investment strategy where an investor (the Fund) sells a put option on an Underlying Security it is short.

●	A synthetic covered put strategy is similar to a traditional covered put strategy in that the investor sells a put option that is based on the value of the Underlying Security. However, in a synthetic covered put strategy, the investor (the Fund) does not actually short the Underlying Security, but rather seeks to synthetically replicate a short position in the Underlying Security (i.e., it seeks inverse exposure to the share price movements of the Underlying Security) through the use of various investment instruments.

The Fund’s synthetic covered put strategy consists of the following four elements, each of which is described in greater detail below:

●	Synthetic short exposure to the Underlying Security, which allows the Fund to seek to participate, on an inverse basis, in changes, up or down, to the price of the Underlying Security’s shares.

●	Covered put writing (where the Underlying Security put options are sold against the synthetic short portion of the strategy), which allows the Fund to generate income

●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

●	Out-of-the money (“OTM”) call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

However, this loss capping works only if the Underlying Security’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase. The “strike price” is an agreed-upon price per share between a buyer and a seller at which the owner of a call or put option can exercise their contract and convert it into the Underlying Security.

Synthetic Covered Put Strategy

1.	Synthetic Short Exposure

To achieve a synthetic short exposure to the Underlying Security, the Fund may write (sell) the Underlying Security call options and, simultaneously, go long (buy) the Underlying Security put options to try to replicate inverse exposure to the share price movements of the Underlying Security. The put options purchased by the Fund and the call options sold by the Fund will generally have three-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The Fund uses the proceeds from selling call options to help pay for the purchased put options. The combination of the long put options and sold call options provides the Fund with investment exposure equal to approximately -100% of the Underlying Security’s share price changes for the duration of the applicable options exposure (i.e., the synthetic short position is expected to gain value when the share price of the Underlying Security decreases and to lose value when the share price of the Underlying Security increases).

2.	Options Strategies

Standard Strategy (Covered Put Strategy)

As part of its standard strategy, the Fund will write (sell) put option contracts on the Underlying Security to generate income. The put options written (sold) by the Fund will generally have an expiration of one month or less (the “Put Period”) and a strike price that is approximately 0%-15% below the then-current Underlying Security’s share price at the time of such sales.

It is important to note that the sale of the Underlying Security put option contracts will limit the Fund’s participation in decreases in the Underlying Security’s share price. If the share price of the Underlying Security decreases, the above-referenced synthetic short exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s share price decreases beyond the strike price of one or more of the sold (short) put option contracts, the Fund will lose money on those short put positions, and the losses will, in turn, limit the gains of the Fund’s synthetic short exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic short exposure to the Underlying Security and the sold (short) Underlying Security put positions) will limit the Fund’s participation in decreases in the Underlying Security’s share price beyond a certain point.

 Alternative Strategy (Credit Put Spreads)

As part of its alternative strategy, the Fund may write (sell) credit put spreads (described below) rather than stand-alone put option contracts to seek greater participation in the potential decline of its Underlying Security’s share price, while still generating net premium income. The Adviser will primarily employ this alternative strategy when it believes that the share price of its Underlying Security is likely to decline significantly in the short term (e.g., following a substantial market rally or overall negative market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit put spreads may prove more advantageous to the Fund’s total return than the standard strategy.

The Fund’s put credit spread strategy involves selling a put option with a higher strike price and buying a put option with a lower strike price. This strategy is bullish and aims to generate income while managing downside risk. The Fund profits if the Underlying Security’s price remains above the strike price of the sold put option at expiration.

●	The sold put option allows the Fund to collect premium income, as long as the Underlying Security does not decline significantly.

●	The bought put option serves as a hedge, limiting potential losses of the sold puts if the Underlying Security’s price falls below its strike price.

●	Because the premium received (from the sold put) is greater than the premium paid (for the bought put), the Fund collects a net premium upfront.

How This Strategy Works With Out-of-the-Money Put Options

●	The sold put option generates premium income and benefits the Fund if the Underlying Security’s price remains above the strike price of the sold put.

●	The bought put option (which is out-of-the-money) provides downside protection by capping potential losses of the sold put if the Underlying Security experiences a significant decline.

This combination allows the Fund to generate income while maintaining a defined level of risk, as losses are capped by the bought put. The Fund’s maximum profit is the net premium received, which is realized if the Underlying Security’s price stays above the strike price of the sold put at expiration.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered put strategy.

4.	OTM Call Purchasing

The Fund purchases out-of-the-money (OTM) calls to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

OTM call options are a type of options contract where the strike price is set higher than the current market price of the underlying asset, referred to here as the Underlying Security. When the Fund buys these OTM call options, it is essentially setting a fixed price level. This level acts as a cap on the Fund’s potential losses that might arise from its indirect inverse exposure to the share price of the Underlying Security. However, this loss capping works only if the Underlying Security’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase.

For example, if the OTM call options have a strike price that is approximately 70% above the then-current share price of the Underlying Security at the time of the call purchase, and the share price of the Underlying Security increases by 60% during the term of the purchased OTM call options, the Fund will lose approximately 60% of its value. If instead, the share price of the Underlying Security increases by 80% during the term of the purchased OTM call options, the Fund’s losses will be capped at approximately 70%.

 The Fund bears the costs of purchasing the OTM calls and such costs will decrease the Fund’s value and/or any income otherwise generated by the Fund’s investment strategy.

The Fund intends to maintain its synthetic covered put strategy through the use of options contracts. As the options contracts it holds are traded, exercised or expire, it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Distributions At Least Monthly

The Fund will seek to provide income at least monthly in the form of distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) put option contracts on the Underlying Security, as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of the Underlying Security shares, although other factors, including interest rates, will also impact the level of income.

●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

The Fund’s income from writing (selling) put option contracts on the Underlying Security will be partially offset (reduced) by the premiums paid for purchasing OTM call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMaxTM SMCI Short Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity	Primary Purpose of Holding
1. Short Exposure (synthetic short strategy)
Purchased put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide exposure to negative price returns of the Underlying Security.

If the share price of the Underlying Security decreases, these options will generate corresponding increases to the Fund.

		3-month to 6-month expiration dates	Combined with the sold call options, creates a synthetic short position on the Underlying Security.
Sold call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased put options described above.

However, the sold call option contracts provide exposure to the full extent of any share price increases experienced by the Underlying Security.

		3-month to 6-month expiration dates	Combined with the purchased put options, creates a synthetic short position on the Underlying Security.
2-A. Standard Covered Put Options Strategy
Sold (short) put option contracts	The strike price is approximately 0%-15% below the then-current share price of the Underlying Security at the time of sale.	1-month or less expiration dates	Generate income for the Fund in the form of premiums, in return for capping the returns of the Fund’s synthetic short position.

YieldMaxTM SMCI Short Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity	Primary Purpose of Holding
1. Short Exposure (synthetic short strategy)
They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.
2-B. Alternative Covered Credit Put Spread Options Strategy
Sold (short) put option contracts

The strike price is approximately 0%-15% below the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold put option contracts provide inverse exposure to the full extent of any declines in the value experienced by the Fund’s Underlying Security, minus the premium received.

		1-month or less expiration dates	Combined with the purchased put options (below), allow for greater participation in the potential decline of its Underlying Security’s share price (compared with the standard covered put options strategy), while still generating net premium income.
Purchased put option contracts

“out-of-the-money” (i.e., the strike price is below the strike price of the corresponding Alternative Strategy sold put).

Bought put option contracts provide exposure to the full extent of any declines in the value experienced by the Fund’s Underlying Security below the option’s strike price.

		1-month or less expiration dates	Combined with the sold put options (directly above), allow for greater participation in the potential decline of its Underlying Security’s share price (compared with the standard covered put options strategy), while still generating net premium income.
3. U.S. Treasuries
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

		6-month to 2-year maturities	Collateral for the options positions and some additional income.
4. OTM Call Purchasing
Purchased call option contracts

“out-of-the-money” (i.e., the strike price is above the then-current share price of the Underlying Security at the time of purchase).

They limit the Fund’s potential losses if the share price of the Underlying Security experiences significant gains. They represent a cost (debit) that will partially offset (reduce) the net premium received from the sale of the put options.

		1-month to 6-month expiration dates	Limit the maximum loss of the Fund’s synthetic short position.

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides indirect inverse investment exposure to the share price of Underlying Security equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the 1940 Act.

 Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to the performance of the Underlying Security.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Super Micro Computer Inc.

SMCI specializes in designing and manufacturing high-performance server solutions and advanced computing technologies for enterprise, data center, cloud computing, and AI applications. SMCI is listed on the Nasdaq Global Select Market (“Nasdaq”). Per SMCI’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting common equity held by non-affiliates of SMCI (based on the last reported sale price of its common stock on December 31, 2023, on the Nasdaq Global Select Market) was approximately $13.5 billion.

SMCI is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by SMCI pursuant to the Exchange Act can be located by reference to SEC file number 001-33383 through the SEC’s website at www.sec.gov. In addition, information regarding SMCI may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of SMCI or other securities of SMCI. The Fund has derived all disclosures contained in this document regarding SMCI from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to SMCI. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding SMCI is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SMCI (and therefore the price of YSMC at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning SMCI could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of SMCI.

THE FUND, TRUST AND ADVISER, ARE NOT AFFILIATED WITH SUPER MICRO COMPUTER INC.

Due to the Fund’s investment strategy, the Fund’s economic exposure is inversely related to the industry assigned to SMCI. As of the date of this Prospectus, SMCI is assigned to the technology hardware, storage & peripherals industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to the performance of the Underlying Security.